EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Non-current assets	$ 122,536	$ 105,430
Non-current liabilities	47,735	46,598
Carrying value	19,435	19,943	$ 20,807
Associates
Investments
Current assets	64	183
Non-current assets	552	2,705
Current liabilities	22	109
Non-current liabilities	80	1,057
Net assets	514	1,722
Carrying value	293	539
Associates | LP Investments
Investments
Current assets	64	183
Non-current assets	552	2,705
Current liabilities	22	109
Non-current liabilities	80	1,057
Net assets	514
Carrying value	293	539
Joint ventures
Investments
Current assets	4,664	3,639
Non-current assets	71,532	73,647
Current liabilities	11,156	6,779
Non-current liabilities	25,161	29,720
Net assets	39,879	40,787
Carrying value	19,142	19,404
Joint ventures | Office
Investments
Current assets	2,314	1,602
Non-current assets	33,623	34,833
Current liabilities	5,412	3,037
Non-current liabilities	13,302	15,174
Net assets	17,223	18,224
Carrying value	8,199	8,547
Joint ventures | Retail
Investments
Current assets	723	791
Non-current assets	33,554	33,383
Current liabilities	5,355	3,089
Non-current liabilities	9,047	11,323
Net assets	19,875	19,762
Carrying value	9,501	9,549
Joint ventures | LP Investments
Investments
Current assets	1,627	1,246
Non-current assets	4,355	5,431
Current liabilities	389	653
Non-current liabilities	2,812	3,223
Net assets	2,781	2,801
Carrying value	1,442	1,308
Joint ventures | Associates
Investments
Current assets	4,728	3,822
Non-current assets	72,084	76,352
Current liabilities	11,178	6,888
Non-current liabilities	25,241	30,777
Net assets	40,393	42,509
Carrying value	$ 19,435	$ 19,943